Intangible assets and Goodwill - Development of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets and Goodwill
Amount beginning of the year	€ 26,440	€ 15,453
Impairment			€ (5,011)
Amount end of the year	31,571	26,440	15,453
Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	213,452	191,800
Foreign currency translation	(7,520)	4,619
Additions	16,953	14,769
Disposals	(124,681)	(2)
Divestment of affiliated companies	(1,125)
Reclassification		2,266
Amount end of the year	97,080	213,452	191,800
Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(187,013)	(176,348)
Foreign currency translation	6,305	(4,184)
Additions	(9,477)	(6,484)
Disposals	124,676	2
Amount end of the year	(65,509)	(187,013)	(176,348)
Patents and licences
Intangible assets and Goodwill
Amount beginning of the year	934	861
Amount end of the year	2,459	934	861
Patents and licences | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	11,397	11,166
Foreign currency translation	(29)	(1)
Additions	2,317
Disposals	(5,123)	(2)
Reclassification	476	234
Amount end of the year	9,038	11,397	11,166
Patents and licences | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(10,464)	(10,304)
Foreign currency translation		(1)
Additions	(765)	(161)
Disposals	5,123	2
Reclassification	(473)
Amount end of the year	(6,579)	(10,464)	(10,304)
Developed Technologies | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Additions	14,636	14,769
Developed Technologies | Internally generated
Intangible assets and Goodwill
Amount beginning of the year	19,831	4,574
Amount end of the year	22,661	19,831	4,574
Developed Technologies | Internally generated | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	21,819	6,562
Foreign currency translation	(1,085)	488
Additions	7,920	14,769
Disposals	(5)
Divestment of affiliated companies	(1,125)
Reclassification	(476)
Amount end of the year	27,046	21,819	6,562
Developed Technologies | Internally generated | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(1,988)	(1,988)
Additions	(2,869)
Reclassification	473
Amount end of the year	(4,385)	(1,988)	(1,988)
Developed Technologies | Acquired
Intangible assets and Goodwill
Amount beginning of the year	1,647	270
Amount end of the year	6,090	1,647	270
Developed Technologies | Acquired | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	103,083	98,772
Foreign currency translation	(3,789)	2,279
Additions	6,716
Disposals	(96,342)
Reclassification		2,032
Amount end of the year	9,670	103,083	98,772
Developed Technologies | Acquired | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(101,436)	(98,502)
Foreign currency translation	3,669	(2,416)
Additions	(2,155)	(518)
Disposals	96,342
Amount end of the year	(3,579)	(101,436)	(98,502)
Customer relationships
Intangible assets and Goodwill
Amount beginning of the year	3,447	8,943
Amount end of the year		3,447	8,943
Customer relationships | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	70,615	68,762
Foreign currency translation	(2,616)	1,853
Disposals	(23,211)
Amount end of the year	44,788	70,615	68,762
Customer relationships | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(67,168)	(59,819)
Foreign currency translation	2,635	(1,767)
Additions	(3,466)	(5,582)
Disposals	23,211
Amount end of the year	(44,788)	(67,168)	(59,819)
Trademarks
Intangible assets and Goodwill
Amount beginning of the year	582	804
Amount end of the year	360	582	804
Trademarks | Gross/Acquisition and manufacturing costs
Intangible assets and Goodwill
Amount beginning of the year	6,539	6,539
Amount end of the year	6,539	6,539	6,539
Trademarks | Depreciation, amortization and impairments
Intangible assets and Goodwill
Amount beginning of the year	(5,957)	(5,735)
Additions	(222)	(222)
Amount end of the year	€ (6,179)	€ (5,957)	€ (5,735)